Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended
	Apr. 25, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025	Feb. 28, 2025	Jul. 22, 2024	May 31, 2022
Financial Instruments [Line Items]
Warrant agreement amount							$ 180
Remeasured fair value		$ 390
Additional aggregate amount						$ 6,000
Consideration amount			$ 6,000
Common stock exercise price		$ 11.5
2024 Convertible Notes [Member]
Financial Instruments [Line Items]
Additional aggregate amount						2,600
Reclassification to equity		$ 12,676
2024 Simple Agreement For Future Equity [Member]
Financial Instruments [Line Items]
Merger and Acquisition Scenario Probability				10.00%
Weighted Average Cost of Capital				22.00%
Series C Redeemable Convertible Preferred Shares [Member]
Financial Instruments [Line Items]
Issuance of series C redeemable convertible preferred shares	67,368
Sponsor [Member]
Financial Instruments [Line Items]
Additional aggregate amount					$ 1,000
Convertible Notes Payable [Member]
Financial Instruments [Line Items]
Initial Public Offering Scenario Probability			90.00%	95.00%
Merger and Acquisition Scenario Probability			10.00%	5.00%
Weighted Average Cost of Capital		25.00%		25.00%
Aggregate amount						$ 3,400
Fair value of the Company’s loan to the Bank			$ 1,326	$ 184
Merger and Acquisition Scenario [Member]
Financial Instruments [Line Items]
Merger and Acquisition Scenario Probability			10.00%	5.00%
IPO [Member]
Financial Instruments [Line Items]
Initial Public Offering Scenario Probability			90.00%	95.00%
Weighted Average Cost of Capital				25.00%
IPO [Member] | 2024 Simple Agreement For Future Equity [Member]
Financial Instruments [Line Items]
Initial Public Offering Scenario Probability				90.00%